General - Goodwill and Intangible Asset Table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
GOODWILL	$ 1,550,552	$ 1,316,768
Customer relationships
Business Acquisition [Line Items]
Expected useful lives, years	22 years
IMI Systems Ltd.
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	$ 74,703
GOODWILL	142,511
Consideration Transferred	351,514
IMI Systems Ltd. | Technology
Business Acquisition [Line Items]
Technology	$ 38,000
Expected useful lives, years	8 years
IMI Systems Ltd. | Customer relationships
Business Acquisition [Line Items]
Technology	$ 90,000
Expected useful lives, years	20 years
IMI Systems Ltd. | Customer backlog
Business Acquisition [Line Items]
Technology	$ 6,300
Expected useful lives, years	3 years